ASSETS HELD FOR SALE AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE AND DISPOSITIONS
Schedule of properties disposed
During the year ended December 31, 2019, 13 properties located in Canada and the United States previously classified as assets held for sale were disposed. The properties consist of the following:

Property	Location	Date disposed	Sale price
3 Walker Drive	Brampton, ON	January 15, 2019	$13,380

Iowa properties (four properties):
403 S 8th Street	Montezuma, IA
1951 A Avenue	Victor, IA
408 N Maplewood Avenue	Williamsburg, IA
411 N Maplewood Avenue	Williamsburg, IA	February 25, 2019	22,323

375 Edward Street	Richmond Hill, ON	February 27, 2019	8,050
330 Finchdene Square	Toronto, ON	September 20, 2019	13,150
200 Industrial Parkway	Aurora, ON	November 4, 2019	10,010

Michigan properties (five properties):
1800 Hayes Street	Grand Haven, MI
3501 John F Donnelly Drive	Holland, MI
3601 John F Donnelly Drive	Holland, MI
3575 128th Avenue North	Holland, MI
6151 Bancroft Avenue	Alto, MI	December 4, 2019	38,852
			$105,765

Schedule of fair value changes in properties classified as assets held for sale
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2019	2018
Balance, beginning of year	$44,238	$391,453
Fair value gains, net	1,669	196
Foreign currency translation, net	(1,262)	(3,466)
Disposals	(105,765)	(729,608)
Classified as assets held for sale from investment properties (note 4)	61,120	385,671
Other	—	(8)
Balance, end of year	$—	$44,238